Annual Fund Operating Expenses - Freedom Day Dividend ETF - Freedom Day Dividend ETF Class	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.39%